Trade Receivables and Contract Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 6,544	€ 7,696	€ 7,355
Contract assets	62,133	39,430
Contract assets gross	138,854	86,905
Invoices issued to customers as advances	76,721	47,476
IFRS 9
Trade Receivables And Contract Assets [Line Items]
Allowance for expected credit losses	€ 6,544	€ 7,696
Bottom of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	60 days
Top of Range
Trade Receivables And Contract Assets [Line Items]
Trade receivables term	90 days